Annual Operating Expenses {- Chemicals Portfolio} - 02.28 Select Portfolios: Group 8 Materials Sector Retail Combo PRO-16 - Chemicals Portfolio - Chemicals Portfolio-Default	Apr. 29, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.79%